UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

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JF China Region Fund, Inc.

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(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

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(Address of principal executive offices) (Zip code)

Cleary, Gottieb Steen & Hamilton

1 Liberty Plaza

1133 Avenue of the Americas

New York, NY 10036

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(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 441 9800
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Date of fiscal year end: December 31
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Date of reporting period: March 31, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.
INVESTMENT PORTFOLIO
AT MARCH 31, 2010 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (38.2%)
Commercial Banks (11.8%)
Bank of China Ltd. ‘H’	5,890,000	3,140,625
China Construction Bank Corp. ‘H’	5,165,000	4,230,853
Industrial & Commercial Bank of China ‘H’	5,307,000	4,046,423

		11,417,901

Construction Materials (1.5%)
BBMG Corp. ‘H’ (a)	786,500	793,160
China National Building Material Co., Ltd. ‘H’	360,000	697,350

		1,490,510

Energy Equipment & Services (1.3%)
China Oilfield Services Ltd. ‘H’	862,000	1,265,647

Food & Staples Retailing (0.7%)
Lianhua Supermarket Holdings Co. Ltd. ‘H’	184,000	662,369

Food Products (2.3%)
China Yurun Food Group Ltd.	362,000	1,104,988
Tingyi Cayman Islands Holding Corp.	484,000	1,144,507

		2,249,495

Insurance (6.3%)
China Life Insurance Co., Ltd. ‘H’	678,000	3,248,427
China Pacific Insurance Group Co., Ltd. ‘H’ (a)	317,400	1,406,261
Ping An Insurance Group Co. of China Ltd. ‘H’	163,500	1,408,784

		6,063,472

Internet Software & Services (2.7%)
Tencent Holdings Ltd.	130,400	2,616,649

Machinery (0.5%)
Sany Heavy Equipment International Holdings Co. Ltd. (a)	436,000	488,547

Marine (1.0%)
China Shipping Development Co., Ltd. ‘H’	570,000	930,882

Metals & Mining (1.9%)
Aluminum Corp of China Ltd. ‘H’ (a)	722,000	745,782
Jiangxi Copper Co., Ltd. ‘H’	473,000	1,068,541

		1,814,323

Multiline Retail (1.5%)
Intime Department Store Group Co. Ltd.	453,000	438,749
Parkson Retail Group Ltd.	563,500	972,522

		1,411,271

Oil, Gas & Consumable Fuels (4.5%)
China Petroleum & Chemical Corp. ‘H’	2,372,000	1,942,998
China Shenhua Energy Co., Ltd. ‘H’	551,000	2,380,919

		4,323,917

Real Estate Management & Development (0.9%)
China Vanke Co., Ltd. 'B'	804,486	923,202

Textiles, Apparel & Luxury Goods (1.3%)
Anta Sports Products Ltd.	300,000	495,347
Li Ning Co., Ltd.	223,500	810,320

		1,305,667

TOTAL CHINA		36,963,852

HONG KONG (32.0%)
Automobiles (0.3%)
Brilliance China Automotive Holdings Ltd. (a)	1,178,000	335,303

Commercial Banks (2.4%)
BOC Hong Kong Holdings Ltd.	677,000	1,614,842
Industrial & Commercial Bank of China Asia Ltd.	286,532	717,414

		2,332,256

Commercial Services & Supplies (0.1%)
Fook Woo Group Holdings Ltd. (a)	160,000	55,640

Distributors (1.4%)
Li & Fung Ltd.	280,000	1,377,596

Diversified Financial Services (1.4%)
Hong Kong Exchanges and Clearing Ltd.	78,800	1,315,321

Gas Utilities (0.5%)
China Resources Gas Group Ltd.	358,000	500,741

Industrial Conglomerates (3.2%)
Hutchison Whampoa Ltd.	210,000	1,536,272
Jardine Matheson Holdings Ltd.	33,600	1,118,880
Shanghai Industrial Holdings Ltd.	95,000	435,586

		3,090,738

Marine (1.2%)
Orient Overseas International Ltd.	151,500	1,122,945

Oil, Gas & Consumable Fuels (4.0%)
CNOOC Ltd.	2,356,000	3,877,990

Real Estate Management & Development (12.6%)
Cheung Kong Holdings Ltd.	169,000	2,176,643
China Resources Land Ltd.	562,000	1,221,826
Glorious Property Holdings Ltd. (a)	1,697,000	719,082
Hang Lung Properties Ltd.	344,000	1,386,766
Kerry Properties Ltd.	234,500	1,257,935
Poly Hong Kong Investment Ltd.	1,071,000	1,366,984
Sun Hung Kai Properties Ltd.	139,000	2,091,020
Wharf Holdings Ltd.	346,000	1,949,641

		12,169,897

Specialty Retail (0.5%)
Esprit Holdings Ltd.	62,000	489,101

Wireless Telecommunication Services (4.4%)
China Mobile Ltd.	448,000	4,310,217

TOTAL HONG KONG		30,977,745

MACAU (0.9%)
Hotels, Restaurants & Leisure (0.9%)
Sands China Ltd. (a)	558,800	888,121

TAIWAN (28.2%)
Chemicals (3.2%)
Formosa Chemicals & Fibre Corp.	448,000	1,048,126
Formosa Plastics Corp.	516,110	1,137,594
Taiwan Fertilizer Co., Ltd.	292,000	933,245

		3,118,965

Commercial Banks (1.5%)
Chinatrust Financial Holding Co., Ltd.	1,026,000	581,523
Taishin Financial Holdings Co., Ltd. (a)	2,160,245	877,485

		1,459,008

Computers & Peripherals (2.7%)
Acer, Inc.	429,630	1,268,950
Compal Electronics, Inc.	1,053,000	1,377,673

		2,646,623

Diversified Financial Services (1.7%)
Fubon Financial Holding Co., Ltd. (a)	1,368,000	1,662,724

Electrical Equipment (0.7%)
Silitech Technology Corp.	192,000	701,304

Electronic Equipment, Instruments & Components (6.6%)
Chimei Innolux Corp.	1,000,975	1,527,087
Hon Hai Precision Industry Co. Ltd.	825,716	3,575,035
Largan Precision Co., Ltd.	44,700	672,090
Nan Ya Printed Circuit Board Corp.	144,000	571,321

		6,345,533

Insurance (0.9%)
Shin Kong Financial Holding Co., Ltd. (a)	2,214,318	871,559

Real Estate Management & Development (0.5%)
Huaku Development Co. Ltd.	187,000	485,194

Semiconductors & Semiconductor Equipment (10.4%)
Advanced Semiconductor Engineering, Inc.	1,486,000	1,356,949
MediaTek, Inc.	104,638	1,815,465
Powertech Technology, Inc.	199,000	711,207
Richtek Technology Corp.	72,300	774,041
Taiwan Semiconductor Manufacturing Co., Ltd.	2,180,057	4,221,724
United Microelectronics Corp. (a)	2,149,000	1,140,206

		10,019,592

TOTAL TAIWAN		27,310,502

INVESTMENT COMPANY
HONG KONG (0.5%)
JF China Pioneer A-Share Fund (a)	16,843	465,877

TOTAL INVESTMENTS (99.8% of Net Assets) (Cost $79,055,615)		96,606,097
Other assets in excess of liabilities (0.2% of Net Assets)		158,077
NET ASSETS (100.0%)		$96,764,174

NOTES TO INVESTMENT PORTFOLIO:

(a)	Non-income producing security.
B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.
H	Chinese security traded on Hong Kong Stock Exchange.

As of March 31, 2010, aggregate cost for Federal income tax purposes was $79,055,615. The aggregate unrealized gain for all securities is as follows
Excess of market value over cost	$19,067,452
Excess of cost over market value	(1,516,970)
Net unrealized gained	$17,550,482

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$96,606,097	$–	$–	$96,606,097

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Investment Portfolio. Please refer to the Investment Portfolio for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of September 30, 2007, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 3a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.